Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition		300,000	600,000
Change in fair value of obligations in connection with acquisitions	$ (24)	$ (3,022)		$ 116	$ (22,958)
Solid Concepts, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of remaining obligations in connection with acquisitions	$ 3,600			3,600
Total undiscounted amount of the remaining deferred payments				4,100
Increase to fair value of deferred payments if there was a 10% increase in company's share price				400
Increase to fair value of deferred payments if there was a 10% increase in share price volatility used in calculation of discount				$ 100
Solid Concepts, Inc. [Member] | Ordinary Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition	152,633	118,789
Value of ordinary shares issued as consideration for business acquisition	$ 3,100	$ 4,100
Cash given as consideration for business acquisition	$ 400	$ 900